Federated Asset Allocation Fund

(formerly, Federated Stock and Bond Fund)

CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO PROSPECTUSes DATED january 31, 2011

1. Under the heading entitled “Fund Summary Information,” please delete all references to Dean J. Kartsonas, Carol R. Miller and Federated Equity Management Company of Pennsylvania under the “Fund Management” sub-section.

2. Under the heading entitled “Who Manages the Fund?,” please delete all references to Federated Equity Management Company of Pennsylvania.

3. Under the heading entitled “Who Manages the Fund?,” please delete the first four paragraphs under the “Portfolio Management Information” sub-section in their entirety and replace with the following:

“Philip J. Orlando

Philip J. Orlando has received the Chartered Financial Analyst designation and and has been a Portfolio Manager of the Fund since August 2007, responsible for the asset allocation of the Fund and for the equity security selection of the Fund. Mr. Orlando joined Federated in March 2003 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Currently, Mr. Orlando is the Chief Equity Market Strategist of the Fund's Adviser. From November 1995 to March 2003, Mr. Orlando was the Chief Investment Officer and Senior Equity Portfolio Manager at Value Line Asset Management. Mr. Orlando earned his B.A. in Journalism and M.B.A. with a concentration in Economics from New York University.

Timothy H. Goodger

Timothy H. Goodger has been a Portfolio Manager of the Fund since August 2007, responsible for the asset allocation of the Fund and for the equity security selection of the Fund. Mr. Goodger joined Federated in July 2005 as a Quantitative Analyst. He became an Assistant Vice President of the Fund's Adviser in January 2007 and a Vice President in March 2009. From September 2003 to July 2005, Mr. Goodger was a Research Associate for the U.S. Equity Strategy Team at Lehman Brothers. Mr. Goodger earned his B.A. in Economics from the University of California at Davis, his M.A. in International Studies from the University of Washington and his Ph.D. in Economics from the University of North Carolina at Chapel Hill.”

April 27, 2011

Federated Asset Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450827 (4/11)

Federated Asset Allocation Fund

(formerly, Federated Stock and Bond Fund)

CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED January 31, 2011

1. Under the heading entitled “Who Manages and Provides Services to the Fund?,” please delete the sub-sections entitled Constantine Kartsonas, Portfolio Manager and Carol Miller, Portfolio Manager, in their entirety.

2. Under the heading entitled “Addresses,” please delete Federated Equity Management Company of Pennsylvania under the “Sub-Adviser” sub-heading.

April 27, 2011

Federated Asset Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450826 (4/11)